List of subsidiaries (Tables)	6 Months Ended
Jun. 30, 2024
List of subsidiaries
Schedule of list of subsidiaries

	Ownership Interest	Ownership Interest
	June 30, 2024	December 31, 2023
Name	%	%
Flow Research S.L.	100	100
NHW Ltd	100	100
Nexters Global Ltd	100	100
Dragon Machines Ltd	100	100
Cubic Games Studio Ltd	100	100
Nexters Studio Armenia LLC	100	100
Nexters Studio Kazakhstan Ltd	100	100
Nexters Studio Portugal, Unipessoal LDA	100	100
Nexters Midasian FZ LLC	100	100
Nexters Finance Ltd	100	100
Nexters Lithuania UAB	100	100
GDEV Investments Ltd	100	100